Restricted Cash	3 Months Ended
Mar. 31, 2018
Restricted Cash [Abstract]
Restricted Cash
RESTRICTED CASH

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our Consolidated Balance Sheets. As of March 31, 2018 and December 31, 2017, restricted cash consisted of the following (in millions):

	March 31,	December 31,
	2018	2017
Current restricted cash
Liquefaction Project	$561	$544
CQP and cash held by guarantor subsidiaries	916	1,045
Total current restricted cash	$1,477	$1,589

Under our $2.8 billion credit facilities (the “2016 CQP Credit Facilities”), we, as well as Cheniere Investments, SPLNG and CTPL as our guarantor subsidiaries, are subject to limitations on the use of cash under the terms of the 2016 CQP Credit Facilities and the related depositary agreement governing the extension of credit to us. Specifically, we, Cheniere Investments, SPLNG and CTPL may only withdraw funds from collateral accounts held at a designated depositary bank on a monthly basis and for specific purposes, including for the payment of operating expenses. In addition, distributions and capital expenditures may only be made quarterly and are subject to certain restrictions.